LONG-TERM DEBT - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 21, 2018 USD ($)	Mar. 21, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	May 31, 2017 USD ($)	May 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 22,458,000,000				$ 16,805,000,000
Letters of credit and guarantees outstanding					866,000,000
Financial guarantees outstanding					39,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					11,050,000,000
Undrawn borrowing facilities					4,112,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					100,000,000	€ 15,000,000
Non-revolving term credit facility maturing February 2019
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					750,000,000
125 million non-revolving term credit facility maturing February 2019
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					125,000,000
Non-revolving term credit facility maturing October 2019
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					2,200,000,000				$ 1,500,000,000
Borrowings					2,200,000,000
Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					3,000,000,000
Borrowings					$ 3,000,000,000
Amortisation rate			5.00%		5.00%	5.00%
Letter of credit
Disclosure of detailed information about borrowings [line items]
Maximum credit facility			$ 375,000,000
Revolving syndicated credit facility maturing June 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					$ 2,425,000,000
Revolving syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					2,425,000,000
Revolving syndicated credit facility maturing June 2019
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					330,000,000
Undrawn borrowing facilities					330,000,000
Revolving syndicated credit facility maturing June 2021
Disclosure of detailed information about borrowings [line items]
Maximum credit facility					$ 2,095,000,000
Commercial paper (December 31, 2017 - US$500 million; December 31, 2016 - US$250 million)
Disclosure of detailed information about borrowings [line items]
Maximum credit facility			2,500,000,000
Notional amount			$ 500,000,000	$ 250,000,000
Credit facilities and commercial paper | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.20%	1.90%	2.20%	2.20%			1.90%
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.80%	3.90%	3.80%	3.80%			3.90%
2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.05%		2.05%	2.05%
Notional amount					$ 900,000,000
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.42%		3.42%	3.42%
Notional amount					$ 600,000,000
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.85%		4.85%	4.85%
Notional amount					$ 300,000,000
Medium-Term Borrowings Expiring August 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings					$ 3,000,000,000
3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.31%		3.31%	3.31%
Notional amount					$ 1,000,000,000
5.70% due May 15, 2017 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.70%		5.70%	5.70%
Notional amount			$ 1,100,000,000
Repayment of borrowings			$ 1,100,000,000
2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.95%		2.95%	2.95%
Notional amount			$ 1,000,000,000
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.85%		3.85%	3.85%
Notional amount			$ 1,250,000,000
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.95%		4.95%	4.95%
Notional amount			$ 750,000,000
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings			$ 3,000,000,000
Three-month LIBOR plus 0.375%
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings				$ 500,000,000
Three-month LIBOR plus 0.375% | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate				0.375%					0.375%
6% Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.00%					6.00%
Repayment of borrowings				$ 250,000,000
1.75% due January 15, 2018 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.75%		1.75%	1.75%
Notional amount			$ 600,000,000
5.90% due February 1, 2018 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.90%		5.90%	5.90%
Notional amount			$ 400,000,000
North Sea
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding					$ 63,000,000
AOSP
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding					$ 651,000,000
AOSP | Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about borrowings [line items]
Maximum credit facility								$ 3,000,000,000
AOSP | Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 3,000,000,000
AOSP | Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,800,000,000
Major debt transactions | 125 million non-revolving term credit facility maturing February 2019
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings		$ 125,000,000
Major debt transactions | Non-revolving term credit facility maturing February 2021
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		750,000,000
Major debt transactions | Non-revolving term credit facility maturing May 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		2,850,000,000
Repayment of borrowings		$ 150,000,000
Major debt transactions | 1.75% due January 15, 2018 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	$ 600,000,000
Major debt transactions | 5.90% due February 1, 2018 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	$ 400,000,000